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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21288____________________________________________________________________

____________________Advisory Hedged Opportunity Fund__________________________________________________________

(Exact name of registrant as specified in charter)

_________50210 AXP Financial Center, Minneapolis, MN                                                 55474

(Address of principal executive offices)                             (Zip code)

                    BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

                                                             (Name and address of agent for service)

Registrant’s telephone number, including area code:_612-671-3935

Date of fiscal year end:        March 31, 2004

Date of reporting period:        September 30, 2003 through March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

ADVISORY HEDGED OPPORTUNITY FUND

Chairman Letter

May 2004

Dear Investor,

Enclosed please find the March 31, 2004 annual financial statements for Advisory Hedged Opportunity Fund. This year, I am proud that Advisory Hedged Opportunity Fund delivered solid performance and strong financial results.

We are confident that Advisory Hedged Opportunity Fund is deploying the best strategies to deliver attractive risk-adjusted returns while delivering superior service to our investors. We are looking forward to an exciting new fiscal year!

If you have any questions or require additional copies of the enclosed annual report, please contact your Financial Advisor or call (800) 390-1560.

Sincerely,

/s/ PETE SLATTERY

Pete Slattery
Portfolio Manager
Advisory Hedged Opportunity Fund

ADVISORY HEDGED OPPORTUNITY FUND

Financial Statements

Period from October 1, 2003 (Commencement of Operations)

to March 31, 2004

[GRAPHIC]

ASSET MANAGER

American Express Financial Corporation

American Express Asset Management Group Inc.

50210 AXP Financial Center

Minneapolis, MN 55474

IMPORTANT INVESTMENT CONCERNS

Hedge Funds often engage in leveraging and other speculative investments practices that may increase the risk of investment loss. Hedge Funds are highly illiquid and are not required to provide periodic pricing or valuation information to investors. Hedge Funds may involve complex tax structures that may delay distribution of tax information. Hedge Funds are not subject to the same regulatory requirements as mutual funds and often charge higher fees. Shares in a Hedge Fund are not federally or FDIC insured, are not deposits or obligations of, or guaranteed by any financial institutions; and involve investment risks including possible loss of principal and fluctuation in value.

Dear Shareholders:

The 12-month period ended March 31, 2004 was characterized by an economic recovery that drove a rebound in the general stock market. Meanwhile, yields on most fixed-income securities stayed near historically low levels.

The U.S. economy strengthened considerably. Low interest rates and increased business spending helped produce powerful GDP1 growth during the third calendar quarter of 2003. That strength moderated during subsequent quarters, but remained healthy. The Federal Reserve Board left short-term interest rates unchanged. The Fed employed an accommodative monetary policy to ward off deflation early in the period, and maintained a similar policy later in the period to ensure that weak job growth did not threaten the economic recovery. Job growth began to pick up late in the period, as did signs of rising inflation.

The stock market began the period with strong gains, as investors encouraged by signs of a growing economy bid up stock prices. Low-quality stocks led the market through most of 2003, as those issues rebounded from very low levels reached during the three-year bear market. Investors rotated into higher-quality stocks later in the year and early in 2004. The stock-market surge was notable for its breadth: Only 48 of the 500 stocks in the Standard & Poor’s 500 index lost ground for the calendar year.

Stock-market volatility increased during the first quarter of 2004, as investors responded to news about the direction of the economy, interest rates and inflation. Small-cap stocks were relatively strong performers for the three months through March, and for the 12-month period as a whole. Overseas markets performed especially well, particularly in Asia. Foreign securities also got a boost from a weaker dollar.

(1)	Gross Domestic Product (“GDP”) the measure of the market value of the goods and services produced by labor and property in the United States.

BENCHMARK DEFINITIONS:

The Standard & Poor’s 500 Index is an unmanaged list of common stocks frequently used as a measure of market performance and is not necessarily substantially similar to the Fund. Returns greater than one year are annualized. The Lehman Brothers Aggregate Bond Index is an unmanaged list of government, corporate, asset-backed, and mortgage-backed fixed securities used as a measure of market performance and is not necessarily similar to the Fund.

TOTAL RETURN AGGREGATE

	3 MONTH	YEAR-TO DATE	SINCE INCEPTION[1]
Advisory Hedged Opportunity Fund[2]	1.99%	1.99%	4.95%
S&P 500 Index	1.69%	1.69%	14.08%
Lehman Brothers Aggregate Bond Index	2.66%	2.66%	2.98%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 800.390.1560.

[1]	The Fund’s inception date was October 1, 2003. The results are total returns and net of the Fund’s 1.50% expense ratio. Returns shown do not reflect participation in hot issues.

[2]	The calculation of performance does not include the deduction of an annual wrap fee that may be charged by an adviser. A client’s return would be reduced by the deduction of the wrap fee.

Contact: James H. Field, CFA, CPA, Managing Director • Phone: 612.671.0610 • Email: jim.field@aexp.com

High-yield bonds led the fixed-income markets during most of the period. Investors favored high-yield issues because the strengthening economy was likely to improve businesses’ ability to pay their debts, and because Treasuries and other competing securities offered very low yields.

Distressed investing led the Hedge Fund arena. Investors in distressed situations benefited as credit spreads tightened dramatically. Event-driven funds—which derive returns from mergers, spin-offs, balance sheet recapitalizations and other corporate events—also produced solid returns during the period.

Long/short funds struggled early, but performed well later in the period. Long/short investing typically relies on fundamental analysis to determine which stocks are likely to rise or fall. That approach proved counter-productive early in the period, when stock of companies with weak earnings and troubled balance sheets led the market. The market re-focused on business fundamentals later in the period, however, and long/short funds gained.

The period was difficult for many convertible-arbitrage funds, particularly those that benefit from high levels of market volatility. Volatility decreased notably during much of the period, and these funds suffered as a result. One type of convertible-arbitrage fund did perform well: the type that seeks to derive gains from improving credit. These funds performed quite well, as the strengthening economy helped credit spreads tighten significantly. Meanwhile, merger arbitrage funds suffered from a lack of activity and corresponding low levels of corporate consolidation.

With interest rates and spreads at historically low levels, combined with a rapidly growing economy, we look for the Fed to engage a tightening stance with respect to monetary policy. A return to mean levels of interest rates will actually benefit certain hedge fund strategies including convertible arbitrage, equity long/short, and equity market neutral. We also believe a continually growing economy will lead to further consolidation in certain industries providing more opportunities for merger arbitrage managers. Distressed investing is unlikely to produce the returns it has over the last eighteen months. However, the tremendous levels of issuance of low quality debt during this timeframe will ultimately lead to higher levels of bankruptcies and increased opportunities for these managers. Additionally, we look for distressed managers to seek out opportunities in non U.S. markets. We are optimistic that event driven managers will continue to find opportunities in both U.S. and non U.S. markets as a result of greater health in global markets.

Our team is now ten full time investment professionals. We look forward to the coming year and continuing our efforts to deliver solid risk adjusted returns for our shareholders.

Sincerely,

/s/ PETE SLATTERY

Pete Slattery
Portfolio Manager
Advisory Hedged Opportunity Fund

Reference the prospectus for additional risks related to investing in the Fund and to determine whether an investment is suitable.

For more complete information about our funds, including fees and expenses, please call 800-390-1560 for prospectuses. Read them carefully before you invest. The Fund is distributed in the U.S. by American Express Financial Advisors Inc., Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

ADVISORY HEDGED OPPORTUNITY FUND

MARCH 31, 2004

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Advisory Hedged Opportunity Fund

We have audited the accompanying statement of assets and liabilities of Advisory Hedged Opportunity Fund (the “Fund”), including the schedule of investments, as of March 31, 2004, and the related statements of operations, changes in net assets and cash flows for the period from October 1, 2003 (commencement of operations) to March 31, 2004. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2004, by correspondence with the custodian and the general partners/investment managers of the investment vehicles. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Advisory Hedged Opportunity Fund at March 31, 2004, and the results of its operations, the changes in its net assets and its cash flows for the period from October 1, 2003 (commencement of operations) to March 31, 2004, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

May 11, 2004

New York, New York

ADVISORY HEDGED OPPORTUNITY FUND

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2004

Assets
Cash	$279,400
Investments in investment vehicles, at value (cost $ 26,900,000)	28,350,065
Due from Manager	148,050
Other assets	196

Total assets	28,777,711

Liabilities
Management fee payable	164,512
Administration fee payable	32,903
Accrued expenses	73,164

Total liabilities	270,579

Net assets	$28,507,132

Composition of net assets
Paid-in capital	$27,541,796
Distributions in excess of net investment income and accumulated net investment loss	(484,729)
Net unrealized appreciation on investments	1,450,065

Net assets	$28,507,132

Net asset value per share (based on 2,747,039 shares outstanding)	$10.38

See accompanying notes.

ADVISORY HEDGED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2004

SHARES	SECURITY DESCRIPTION	VALUE	PERCENT OF NET ASSETS	LIQUIDITY
	INVESTMENTS IN INVESTMENT VEHICLES CONVERTIBLE ARBITRAGE
443	Arbitex Investors Limited, Class B, Series Lead	$697,855	2.45%	Monthly
8,134	Helix Convertible Opportunities Fund, Ltd., Class B	732,765	2.57%	Monthly
561	Nisswa Fund Ltd., Class A, Series 1	606,177	2.13%	Monthly
93	Nisswa Fund Ltd., Class A, Series 16	100,437	0.35%	Monthly
94	Nisswa Fund Ltd., Class A, Series 17	101,405	0.35%	Monthly

		2,238,639	7.85%

	CTA
	Nestor Partners	692,061	2.43%	Monthly

	DISTRESSED SECURITIES
44	Avenue International, Ltd., Class A, Series A0797	809,465	2.84%	Monthly
158	International Durham, Ltd., Class B, Series 3	198,214	0.70%	Quarterly
499	International Durham Ltd., Class B, Series 4	627,245	2.20%	Quarterly
7,489	Redwood Offshore, Class B, Series 21	932,073	3.27%	Bi-annually

		2,566,997	9.01%

	EQUITY MARKET NEUTRAL
4,971	New Castle Market Neutral Offshore Limited, Class A	890,062	3.12%	Monthly

	EVENT DRIVEN
6,186	Cross Europe Fund, Ltd., Class A (USD) 2004	970,377	3.40%	Monthly
518	K Capital (U.S. Dollar) Ltd., Class I, Series A	947,665	3.33%	Quarterly
1,038	Palmetto Fund Ltd., Class A	1,083,192	3.80%	Quarterly
566	Varde Fund (Cayman), Ltd., Class A, Series 1	1,003,449	3.52%	Quarterly
60,303	York Select Unit Trust, Class A, Series 1	955,180	3.35%	Quarterly

		4,959,863	17.40%

	FIXED INCOME ARBITRAGE
748	Arx Global High Yield Securities Overseas Fund, Ltd., Class A, Series 1	1,065,866	3.74%	Quarterly
447	Styx International, Ltd.	1,084,468	3.80%	Annually

		2,150,334	7.54%

	MERGER ARBITRAGE
6,991	Black Diamond Arbitrage Ltd., Unrestricted .	1,009,812	3.54%	Quarterly

	MULTIARBITRAGE
430	Lionhart Global Appreciation Fund Ltd., Global Portfolio, US $ Class	1,076,320	3.78%	Monthly
828	Parkcentral Global Fund Limited, Class A	1,029,634	3.61%	Quarterly

		2,105,954	7.39%

ADVISORY HEDGED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED

MARCH 31, 2004

SHARES	SECURITY DESCRIPTION	VALUE	PERCENT OF NET ASSETS	LIQUIDITY
	INVESTMENTS IN INVESTMENT VEHICLES (continued)
	NON-U.S. LONG/SHORT
4,160	The Adelphi Europe Fund, Class A, Series 4	$895,777	3.14%	Quarterly
913	Holowesko Global Fund Ltd., Class A	1,035,841	3.64%	Quarterly
8,025	Zebedee European Fund Limited, Class B	901,846	3.16%	Monthly

		2,833,464	9.94%

	SECTOR
9,375	Artis Technology Partners, Ltd., Class A, Series 4	972,100	3.41%	Quarterly
5,845	Van Eck Hard Assets Portfolio Ltd., Class A, Series 1	852,908	2.99%	Monthly
58	Westfield Life Sciences Fund (Caymans), Inc	974,044	3.42%	Monthly

		2,799,052	9.82%

	STATISTICAL ARBITRAGE
2,457	Jemmco International, Ltd., Class A	505,972	1.77%	Quarterly
7,959	Sabre Style Arbitrage Fund Limited, US Dollar Class	920,667	3.23%	Monthly

		1,426,639	5.00%

	US LONG/SHORT
7,500	Diamond Partners Offshore Fund Limited, Class A, Series 6	803,812	2.82%	Monthly
1,000	Diamond Partners Offshore Fund Limited, Class A, Series 7	97,308	0.34%	Monthly
750	GRT Topaz Offshore Partners, Ltd., Class B, Series 3	879,003	3.08%	Quarterly
100	GRT Topaz Offshore Partners, Ltd., Class B, Series 4	108,165	0.38%	Quarterly
785	Hygrove Offshore Fund Ltd., Class A, Series 3	801,130	2.81%	Quarterly
97	Hygrove Offshore Fund Ltd., Class A, Series 5	99,291	0.35%	Quarterly
5,869	STG Capital Fund, Ltd., Class A, Series 4-03	778,110	2.73%	Quarterly
765	STG Capital Fund, Ltd., Class A, Series 6-03	101,469	0.36%	Quarterly
755	STG Capital Fund, Ltd., Class A, Series 9-03	100,234	0.35%	Quarterly
6,267	Trisun Offshore Fund, Ltd., Class A, Series 2	808,539	2.84%	Monthly
776	Trisun Offshore Fund, Ltd., Class A, Series 5	100,127	0.35%	Monthly

		4,677,188	16.41%

	TOTAL INVESTMENTS IN INVESTMENT VEHICLES
	(cost $26,900,000) (a)	28,350,065	99.45%
	OTHER ASSETS IN EXCESS OF LIABILITIES	157,067	0.55%

	Net Assets	$28,507,132	100.00%

(a)	For Federal tax reporting purposes the cost basis of investments is $27,227,567. Net unrealized appreciation of investments for Federal tax purposes is as follows:

Unrealized appreciation	$1,481,065
Unrealized depreciation	(358,567)

Net unrealized appreciation	$1,122,498

See accompanying notes.

ADVISORY HEDGED OPPORTUNITY FUND

STATEMENT OF OPERATIONS

PERIOD FROM OCTOBER 1, 2003 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2004

Investment Income
Interest	$2,031

Expenses
Management fee	164,512
Professional fees	114,000
Administration fee	32,903
Trustees fees	10,000
Custodial fee	2,500
Other expenses	21,550

Total expenses	345,465
Reimbursement of expenses	(148,050)

Net expenses	197,415

Net investment loss	(195,384)

Net unrealized appreciation on investments	1,450,065

Net increase in net assets resulting from operations	$1,254,681

See accompanying notes.

ADVISORY HEDGED OPPORTUNITY FUND

STATEMENT OF CHANGES

PERIOD FROM OCTOBER 1, 2003 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2004

Increase (decrease) in net assets from operations
Net investment loss	$(195,384)
Net change in unrealized appreciation on investments	1,450,065

Net increase in net assets resulting from operations	1,254,681
Distributions to shareholders
From net investment income	(292,262)

Increase (decrease) in net assets from share transactions
Proceeds from shares issued	27,252,451
Dividends reinvested	292,262

Net increase in net assets resulting from share transactions	27,544,713

Net increase in net assets	28,507,132
Net assets at beginning of period	—

Net assets at end of period	$28,507,132

Shareholder transactions
Shares issued	2,718,302
Shares reinvested from distributions	28,737

Total shares	2,747,039

See accompanying notes.

ADVISORY HEDGED OPPORTUNITY FUND

STATEMENT OF CASH FLOWS

PERIOD FROM OCTOBER 1, 2003 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2004

Cash flows from operating activities
Net increase in net assets resulting from operations	$1,254,681
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of Investment Vehicles	(26,900,000)
Unrealized appreciation on investments	(1,450,065)
Increase in due from Manager	(148,050)
Increase in other assets	(196)
Increase in management fee payable	164,512
Increase in administration fee payable	32,903
Increase in accrued expenses	73,164

Net cash used in operating activities	(26,973,051)
Cash flows from financing activities
Proceeds from shares issued	27,252,451

Net increase in cash	279,400

Cash at beginning of period	—
Cash at end of period	$279,400

Supplemental disclosure of non-cash financing activities
Dividends reinvested	$292,262

See accompanying notes.

ADVISORY HEDGED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2004

1. Organization

Advisory Hedged Opportunity Fund (the “Fund”), was organized as a Delaware statutory trust on January 27, 2003 as a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is non-diversified, which means that under the 1940 Act, the Fund is not limited in the amount of assets it may invest in any single issuer of securities. However, the Fund intends to diversify its assets to the extent required by the Internal Revenue Code of 1986, as amended, so that it can qualify as a regulated investment company for federal tax purposes. The Fund’s shares are also registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.

The Fund’s investment objective is to seek to achieve, over a market cycle, attractive risk-adjusted returns. The Fund seeks to achieve its objective by investing in investment vehicles (“Investment Vehicles”) managed by various money managers (“Money Managers”).

The Fund is a “fund of funds” that provides a means for investors in the Fund (the “Shareholders,” each a “Shareholder”) to participate in investments in private hedge funds by providing a single portfolio comprised of underlying hedge funds. The use of a “fund of funds” structure is intended to afford Shareholders the ability to: (i) invest in a multi-manager investment portfolio that would seek attractive risk-adjusted returns over an extended period of time; (ii) invest with various Money Managers with different investment styles and philosophies; (iii) invest in an investment portfolio that is designed to attempt to reduce risk by investing with Money Managers who are expected to have low volatility and low correlation to each other; and (iv) invest with Money Managers who have consistent past performance records.

The Fund’s operations are managed under the discretion and oversight of the Board of Trustees (the “Board”).

American Express Financial Corporation (the “Manager”), a wholly-owned subsidiary of American Express Company, serves as the investment manager of the Fund and is responsible for implementing the investment strategy of the Fund pursuant to an investment management agreement (the “Investment Management Agreement”).

The Manager will appoint an investment committee that is responsible for the day-to-day management of the Fund’s investments and is primarily responsible for selecting Money Managers and allocating the Fund’s assets among various Investment Vehicles.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Valuation of Investments

The Fund computes its net asset value as of the last business day of each month. In determining its net asset value, the Fund will value its Investment Vehicles as of such month-end. The net asset value per share is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. Expenses of the Fund, including the Manager’s investment management and administration fees, costs of any borrowings and other expenses are accrued on a monthly basis on the day the net asset value is calculated and taken into account for the purpose of determining the net asset value.

The Board has approved procedures pursuant to which the Fund will value its investments in Investment Vehicles at fair value. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Vehicle in accordance with the Investment Vehicle’s valuation policies and reported at the time of the Fund’s valuation. The fair value of the Fund’s interest in an Investment Vehicle will represent the amount that the Fund could reasonably expect to receive from an Investment Vehicle if the Fund’s interest was redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

Income Recognition and Expenses

Interest income is recorded on the accrual basis. The change in an Investment Vehicle’s net asset value is included in change in unrealized appreciation on the statement of operations. Realized gains and losses on withdrawals from Investment Vehicles are recognized on a cost recovery basis.

ADVISORY HEDGED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

MARCH 31, 2004

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting and audit fees; custodial fees, costs of computing the Fund’s net asset value; costs of insurance; registration expenses; expenses of meeting of the Board and shareholders; all costs with respect to communications to shareholders; and other types of expenses as may be approved from time to time by the Board.

Organizational and offering expenses were voluntarily borne by the Manager.

Dividends and Distributions to Shareholders

Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. Capital gain distributions, if any, are declared and paid annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

3. Fees, and other Transactions with Affiliated Parties

Pursuant to the Investment Management Agreement, as compensation for services provided by the Manager, the Fund pays the Manager a monthly fee computed at an annual rate of 1.25% of the Fund’s aggregate value of outstanding shares determined as of the last day of each month, payable in arrears (before any repurchase of shares on the date of calculation). For the period ended March 31, 2004, such fee totaled $164,512, all of which was payable at March 31, 2004.

Pursuant to the terms of an administration agreement (the “Administration Agreement”), the Manager receives an administration fee computed at an annual rate of 0.25% of the Fund’s aggregate value of outstanding shares determined as of the last day of each month, payable in arrears (before any repurchase of shares on the date of calculation). The Manager, in turn, provides or procures administrative services for the Fund and Shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. For the period ended March 31, 2004, such fee totaled $32,903, all of which was payable at March 31, 2004.

Pursuant to a Distribution Agreement with the Fund, American Express Financial Advisors, Inc. (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is an affiliate of the Manager.

Pursuant to a custodial agreement with the Fund, American Express Trust Company (the “Custodian”) serves as custodian of the Fund’s assets and provides custodial services to the Fund. The Custodian is a wholly-owned subsidiary of the Manager.

Pursuant to an expense limitation agreement, the Manager has agreed to reimburse investment management and administration fees and/or reimburse the Fund’s other expenses (other than extraordinary or non-recurring expenses) to the extent necessary for the Fund’s annualized expenses to not exceed 1.50% for the period ending on October 15, 2004. The Manager reimbursed the Fund for expenses totaling $148,050 for the period ended March 31, 2004, which is included in due from Manager on the statement of assets and liabilities.

4. Purchases and Sales of Securities

For the period ended March 31, 2004, the Fund had purchases of investment securities (other than short-term investments) of $26,900,000. There were no sales during the same period.

5. Federal Income Taxes

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

ADVISORY HEDGED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

MARCH 31, 2004

The tax character of distributions paid during 2003 was ordinary income and totaled $292,262.

As of March 31, 2004, the components of the accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	Accumulated earnings	Unrealized appreciation/ (depreciation) (a)	Total accumulated earnings/ (deficit)
$7,917	$—	$1,122,498	$1,130,415

(a)	The differences between book basis and tax basis unrealized appreciation/ (depreciation) are attributable to recognition of unrealized gain for tax purposes on passive foreign investment companies.

6. Capital Shares

There are 5,000,000 shares of beneficial interest of the Fund authorized and 2,747,039 shares outstanding as of March 31, 2004. The Fund sold 2,500,000 shares (proceeds $25,000,000) to IDS Life Insurance Company, an affiliate of the Manager, upon the seeding of the Fund on September 30, 2003. For the period ended March 31, 2004, the Fund did not repurchase any shares.

Shares are offered and may be purchased on a monthly basis, or at such times as may be determined by the Board based on the net asset value per share of the Fund. Shares are being offered only to qualified investors that meet all requirements to invest in the Fund. The Fund’s shares are not listed for trading on a securities exchange.

The Fund from time to time may offer to repurchase outstanding shares based on the Fund’s net asset value per share pursuant to written requests from shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offers to repurchase a specified dollar amount of outstanding shares. The Manager expects that it will recommend to the Board that the Fund offer to repurchase shares as of September 30, 2004 and thereafter, on a quarterly basis, as of the last business day of March, June, September and December. An early repurchase fee equal to 1.00% of the value of the shares repurchased by the Fund will apply if the applicable repurchase valuation date is within one year following the date of a shareholder’s initial investment in the Fund. If applicable, the early repurchase fee will be deducted before payment of the proceeds of a repurchase.

7. Investments in Investment Vehicles

At March 31, 2004, the Fund had investments in Investment Vehicles, none of which were related parties. The agreements related to investments in Investment Vehicles provide for compensation to the Investment Vehicles’ managers/general partners in the form of management fees ranging from 1% to 2% annually of net assets and performance fees/allocations ranging from 15% to 20% of net profits earned. The Investment Vehicles provide for periodic redemptions ranging from monthly to bi-annually with lock-up provisions of up to eighteen months from initial investment. Liquidity provisions related to each Investment Vehicle is included on the schedule of investments.

8. Financial Instruments with Off-Balance Sheet Risk and Indemnifications

In the normal course of business, the Investment Vehicles in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund’s risk of loss in these Investment Vehicles is limited to the value of these investments reported by the Fund.

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

ADVISORY HEDGED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

MARCH 31, 2004

9. Financial Highlights

The following represents the per share operating performance of the Fund, ratios to average net assets and total return information for the period from October 1, 2003 (commencement of operations) to March 31, 2004 (not annualized):

Per share operating performance
Beginning net asset value	$10.00
Income (loss) from investment operations:
Net investment loss	(0.08)
Net unrealized gain	0.57

Total income from investment operations	0.49
Dividend distribution	(0.11)

Net increase in net asset value	0.38

Ending net asset value	$10.38

Total return	4.95%

Ratios / Supplemental Data
Net assets, end of period	$28,507,132
Ratios to average net assets:
Net investment loss	1.49%
Expenses	2.63%
Expenses, net of expense reimbursement	1.50%
Portfolio turnover	0.00%

The above ratios are calculated on an annualized basis based on the Fund’s average net assets taken as a whole. The computation of such ratios based on the amount of net investment loss and total expenses to an individual shareholder may vary from these ratios based on the timing of capital transactions.

Total return is calculated for the Fund taken as a whole on a non-annualized basis. An individual shareholder’s return may vary from these returns based on the timing of capital transactions.

10. Subsequent Events

Subsequent to March 31, 2004 and through May 1, 2004, the Fund received proceeds from the issuance of shares of $2,539,364.

ADVISORY HEDGED OPPORTUNITY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

MARCH 31, 2004

Board Members and Officers

The Fund’s operations are managed under the direction and oversight of the Board of Trustees. Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement as established by the Board. The Board appoints officers of the Fund who are responsible for the Fund’s day-to-day business decisions based on policies set by the Board. The Fund’s Statement of Additional Information includes additional information about the Fund’s trustees and is available without charge upon request by calling 800-390-1560 or by writing to Advisory Hedged Opportunity Fund at 50210 AXP Financial Center Minneapolis, MN 55474.

Trustees and officers of the Fund also may be trustees/directors and officers of some or all of the other investment companies managed by the Manager or its affiliates. The table below shows, for each Trustee and executive officer, his or her name, address, and age, the position held with the Fund, the length of time served as Trustee or officer to the Fund, the Trustee’s or officer’s principal occupations during the last five years, number of portfolios in the Fund Complex overseen by the Trustee, and other directorships held by such Trustee.

Name, Address and Age	Position(s) Held with Fund	Term or Office and Length of Time Served	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held
Independent Trustees
William T. Brown[2] c/o Advisory Hedged Opportunity Fund 50210 AXP Financial Center Minneapolis, MN 55474 (8/24/57)	Trustee	Since September 2003	Mr. Brown is a principal of Granite Equity Partners (private equity firm) (since 2002) and managing director of Whitecliff Capital, Partner (private equity firm) (since 1991).	One	Mr. Brown is also a director of Alliance Security Network Inc. (residential and commercial security) (since 1997); Stonebridge Capital Advisors LLC (portfolio management) (since 1997); Windward Petroleum Inc. (lubricants division) (since 1998); and Verisae Inc. (software) (since 2002).

L. Steven Goldstein c/o Advisory Hedged Opportunity Fund 50210 AXP Financial Center Minneapolis, MN 55474 (6/21/51)	Trustee	Since September 2003	Mr. Goldstein is a principal of Quatris (venture capital firm) (since 2000). From 1998-2000 he was a venture partner in St Paul Venture Capital (venture capital firm).	One	Mr. Goldstein is Chairman of the board of Internet Broadcasting Systems (web-based television) (since 1997).

Interested Trustees
William F. Truscott American Express Financial Advisors 53600 AXP Financial Center Minneapolis, MN 55474 (9/14/60)	Trustee	Since February 2004	Mr. Truscott is the Chief Investment Officer of American Express Financial Advisors (since 2001). From 2000-2001 he was Chief Investment Officer of Zurich Scudder Investments. From 1999-2000 he was Managing Director of Zurich Scudder Investment.	Ninety-eight	Mr. Truscott is a director of the American Express Mutual Funds and a director of Threadneedle Asset Management Holdings, Ltd.

Officers
William F. Truscott c/o American Express Financial Advisors 53600 AXP Financial Center Minneapolis, MN 55474 (9/14/60)	President	Since February 2004	Mr. Truscott is the Chief Investment Officer of American Express Financial Advisors (since 2001). From 2000-2001 he was Chief Investment Officer of Zurich Scudder Investments. From 1999-2000 he was Managing Director of Zurich Scudder

Joseph Krekelberg c/o Advisory Hedged American Express Financial Advisors, Inc. 813 AXP Financial Center Minneapolis, MN 55474 (8/27/67)	Treasurer	Since September 2003	Mr. Krekelberg is Vice President and Lead Financial Officer - Investments at AEFA (since May 2002). Mr. Krekelberg was Director - Strategic Business Analysis, Finance from May 2001 to May 2002 and Director of Annuity Product Development from August 1998 to May 2001 at AEFA. Prior to August 1998, he was a Senior Business Analyst in Corporate Strategy and Development at AEFA.

Milosava Acamovic c/o Advisory Hedged Opportunity Fund 523 AXP Financial Center Minneapolis, MN 55474 (9/8/59)	Vice President and Secretary	Since February 2004	Ms. Acamovic is Vice President - Investment Management and Administration at AEFA (since December 1999). Ms. Acamovic was Associate Director of Research Administration from June 1998 to December 1999.

[1]	The Fund Complex includes ninety-eight investment portfolios.

[2]	Mr. Brown is the brother-in-law of a vice president and counsel at American Express Financial Corporation (“AEFC”), the Fund’s Manager. Mr. Brown also serves as the chief executive officer of two limited liability companies (“LLCs”) in which such AEFC vice president/counsel has invested. These LLCs were formed exclusively for the benefit of Brown Family members for investment purposes. Such investments by this AEFC vice president/counsel, in the aggregate, amount to less than $30,000 of the assets of the two LLCs.

ADVISORY HEDGED OPPORTUNITY FUND

FOR MORE INFORMATION

MARCH 31, 2004

Advisory Hedged Opportunity Fund

50210 AXP Financial Center

Minneapolis, MN 55474

Investment Adviser

American Express Financial Corporation

200 AXP Financial Center

Minneapolis, MN 55474

Custodian

American Express Trust Company

200 AXP Financial Center

Minneapolis, MN 55474

Distributor

American Express Financial Advisors, Inc.

200 AXP Financial Center

Minneapolis, MN 55474

To obtain information:

By telephone:

Call 800-390-1560

By mail write to:

Advisory Hedged Opportunity Fund

50210 AXP Financial Center

Minneapolis, MN 55474

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 11 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s board of trustees (“Board”) has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-

2(a)(19)).

Not applicable.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

The Board believes that the members of the audit committee together have sufficient financial expertise to perform the audit committee’s duties under the audit committee charter, and offer adequate oversight for the registrant’s level of financial complexity, without the addition of a qualified expert.

Item 4.	Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2003 N/A

2004 $54,000

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003 N/A

2004 $34,900

Fees relate to seed capital audit, review of prospectus, Rule 17f-2 consultation, discussions with attorneys regarding legal and tax implications, and reissue of consent letter.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003 N/A

2005 $3,500

Fees relate to the preparation of registrant’s tax return and excise tax return.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003 N/A

2004 N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Trust by the Auditor, including fees therefore. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Audit Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (c) shall be presented to the full Audit Committee at each of its scheduled meetings.

The Auditor may not perform contemporaneously any of the following non-permissible non-audit services for the Trust: bookkeeping or other services related to the accounting records or financial statements of the Trust; financial information systems design and implementation; appraisal or valuation services, fairness opinions, or contribution-in-kin reports; actuarial services; internal audit outsourcing services; management functions or human resources; broker or dealer, investment advisor, or investment banking services; legal services and expert services unrelated to the audit, and any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval for a non-audit service is required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Trust to the Auditor in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee shall pre-approve the Auditor’s engagements for non-audit services with the Advisor and any affiliate of the Adviser that provides ongoing services to the Funds in accordance with paragraph (c) above, if the engagement relates directly to the operations and financial reporting of the Trust, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Auditor by the Trust during the fiscal year in which the services are provided that would have to be pre-approved by the Audi Committee pursuant to this paragraph (without regard to this exception).

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2003 N/A

2004 100%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2002 $7,851,000

2003 $3,542,000

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.	Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Proxy Voting Policies and Procedures

The Fund invests substantially all of its assets in the securities of Investment Vehicles, which are privately placed entities, typically referred to as “hedge funds.” These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Manager and/or the Fund may receive notices from the Investment Vehicles seeking the consent of holders in order to materially change certain rights within the structure of the security itself or change material terms of the Investment Vehicles’ limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Fund receives notices or proxies from Investment Vehicles (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to the Manager, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests.

The Manager has adopted its own Proxy Voting Policies and Procedures (“POLICIES”) for this purpose. As a general principle, the Manager will vote to maximize shareholder value, while considering all relevant factors, and vote without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. The Manager has drafted its policy in conjunction with certain of its majority-owned advisory affiliates, namely, American Express Asset Management Group Inc., American Express Asset Management International Inc., AEFA, Kenwood Capital Management LLC, and its affiliate, American Express Trust Company. Under this policy, each entity will designate one representative to serve on a Proxy Voting Committee (the “COMMITTEE”), which will have general oversight over the voting of proxies by these six entities. The Committee will designate one individual to serve as the Proxy Administrator to coordinate the proxy voting process between each affiliate and the Committee. In addition, each affiliate will designate one individual to serve as the Proxy Voting Liaison and consult with the Committee and the Proxy Administrator. If it is determined that a proxy presents a material conflict of interest, then the Manager shall vote the proxy in accordance with the recommendations of Institutional Shareholder Services (“ISS”), if available, or, if ISS has disclosed that it has a conflict of interest with the vote, another independent third party.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable

Item 9.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisory Hedged Opportunity Fund (Registrant)

By	/s/ WILLIAM F. TRUSCOTT

Signature	William F. Truscott
Title	President

Date June 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ WILLIAM F. TRUSCOTT

Signature	William F. Truscott
Title	President

Date June 4, 2004

By	/s/ JOSEPH KREKELBERG

Signature	Joseph Krekelberg
Title	Treasurer

Date June 4, 2004

*	Print the name and title of each signing officer under his or her signature.